STOCK BASED COMPENSATION EXPENSE - Equity incentive plans (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Feb. 13, 2025	Mar. 31, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCK BASED COMPENSATION EXPENSE
Stock options granted					0	0
Number of shares authorized					8,692,379	8,692,379
Number of shares granted or issued					7,473,415	7,473,415
Shares available for issuance					1,218,964	1,218,964
Shares of common stock subject to outstanding awards					73,517,552	73,517,552	77,150,622	13,159,256
Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period							10 years
Stock options
STOCK BASED COMPENSATION EXPENSE
Stock options granted							5,059,228
Vesting period							4 years
Exercise price							$ 2.57
2007 Plan
STOCK BASED COMPENSATION EXPENSE
Vesting period							4 years
Expiration period							10 years
2017 Plan
STOCK BASED COMPENSATION EXPENSE
Stock options granted			5,028,756	7,533,334
Vesting period			3 years				4 years
Expiration period			10 years				10 years
Exercise price			$ 2.57	$ 3
2017 Plan | Recently hired employee
STOCK BASED COMPENSATION EXPENSE
Stock options granted				210,107
2017 Plan | Other employees
STOCK BASED COMPENSATION EXPENSE
Stock options granted				7,323,227
2024 Plan
STOCK BASED COMPENSATION EXPENSE
Expiration period						10 years	10 years
Shares available for issuance							2,708,175
Shares of common stock subject to outstanding awards							0
2024 Plan | Restricted Stock Units
STOCK BASED COMPENSATION EXPENSE
Aggregate fair value on grant date	$ 4.6	$ 12.9
Vesting period	3 years
2024 Plan | Restricted Stock Units | Minimum
STOCK BASED COMPENSATION EXPENSE
Vesting period		1 year
2024 Plan | Restricted Stock Units | Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period		3 years
2024 Plan | Time-based restricted stock units (RSUs) | Minimum
STOCK BASED COMPENSATION EXPENSE
Vesting period						1 year
2024 Plan | Time-based restricted stock units (RSUs) | Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period						3 years
2007 and 2017 Stock Plans
STOCK BASED COMPENSATION EXPENSE
Number of shares granted or issued							5,980,204
2007, 2017 and 2024 Stock Plans
STOCK BASED COMPENSATION EXPENSE
Number of shares authorized							8,692,379